RELATED PARTY TRANSACTIONS - Services provided by related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Services provided by related parties	¥ 877,353	¥ 1,076,002	¥ 499,953
Tencent | Online marketing services
RELATED PARTY TRANSACTIONS
Services provided by related parties	159,564	193,866	38,943
Yuanjing Mingde | Rental and property management services
RELATED PARTY TRANSACTIONS
Services provided by related parties	27,379	30,609	8,753
Ziroom | Referral services
RELATED PARTY TRANSACTIONS
Services provided by related parties	8,131	7,942	1,025
IFM | Referral services
RELATED PARTY TRANSACTIONS
Services provided by related parties	5,590	10,672	8,656
Brokerage firms | Referral services
RELATED PARTY TRANSACTIONS
Services provided by related parties	673,972	831,591	426,233
Others.
RELATED PARTY TRANSACTIONS
Services provided by related parties	¥ 2,717	¥ 1,322	¥ 16,343